Note 05 - Marketable Securities (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Marketable securities classification:
Available-for-sale	$ 3,162	$ 2,551
Trading	15,395	0
Held-to-maturity	154	180
Marketable Securities	18,711	2,731
Less: Current portion of marketable securities	(15,612)	(72)
Long-term portion of marketable securities	$ 3,099	$ 2,659